SCHEDULE OF RECOGNIZED IN PROFIT OR LOSS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Loss/(Gain) on early termination			$ (2,539)
Interest on lease liabilities	14,454	30,305	24,370
Impairment		111,136
Depreciation charge of right-of-use assets	350,832	378,613	288,175
Total amount recognized in statement of operations	$ 365,286	$ 520,054	$ 310,006